UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from May 26, 2011 to June 24, 2011
Commission File Number of issuing entity: 333-155765-03
AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST
(Exact name of issuing entity as specified in its charter)

Commission File Number	Commission File Number	Commission File Number
of Depositor:	of Depositor:	of Depositor:
333-155765-02	333-155765	333-155765-01

American Express	American Express	American Express
Receivables Financing	Receivables Financing	Receivables Financing
Corporation II (Exact name of depositor	Corporation III LLC (Exact name of depositor	Corporation IV LLC (Exact name of depositor
as specified in its charter)	as specified in its charter)	as specified in its charter)

13-3854638 (I.R.S. Employer	20-0942395 (I.R.S. Employer	20-0942445 (I.R.S. Employer
Identification Number	Identification Number	Identification Number
of depositor)	of depositor)	of depositor)

American Express	American Express
Centurion Bank (Exact name of sponsor as	Bank, FSB (Exact name of sponsor as
specified in its charter)	specified in its charter)

Delaware State or other jurisdiction of	Not Applicable (I.R.S. Employer
incorporation or organization of	Identification Number of
the issuing entity	the issuing entity

c/o The Bank of New York Mellon
101 Barclay Street, New York (Address of the principal executive	10286 (Zip Code)
offices of the issuing entity)

(Telephone number, including area code)

Not Applicable (Former name, former address, if changed since last report)
Each class of Series A and Series B Asset Backed Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I — DISTRIUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The information required by Item 1121 of Regulation AB is contained in the distribution report attached hereto as Exhibit 99.
PART II — OTHER INFORMATION
Item 9. Exhibits.

Exhibit No.	Description
99	Monthly Servicer’s Certificate for the Monthly Period ending June 24, 2011 and the related payment dates.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: July 15, 2011

American Express Receivables Financing
Corporation II,
Depositor

	By: Name:	/s/ Anderson Y. Lee Anderson Y. Lee
	Title:	President

American Express Receivables Financing
Corporation III LLC,
Depositor

	By: Name:	/s/ Kevin L. Thompson Kevin L. Thompson
	Title:	President

American Express Receivables Financing
Corporation IV LLC,
Depositor

	By: Name:	/s/ Denise D. Roberts Denise D. Roberts
	Title:	President